INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Income Tax Disclosure [Abstract]
U.S. federal corporate tax rate			21.00%
Net income before tax	$ 239,709	$ (19,350)	$ 452,488	$ (26,513)